Income Taxes - Schedule Of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal income tax (benefit)		21.00%	21.00%
State and local income taxes (net of federal benefit)		2.60%	8.80%
Nondeductible expenses		(0.20%)	(0.10%)
Warrant expense		(7.10%)	0.00%
Nondeductible officers' compensation		(6.90%)	0.00%
Other		0.80%	0.00%
Credits		1.30%	0.00%
Change in valuation allowance		(11.50%)	(29.70%)
Effective tax rate	0.00%	0.00%	0.00%